Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
5. Segment reporting
The Group operates as a single operating segment, “payment processing”. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker which is the group’s executive team represented by executive officers and directors. The Group has determined that its Executive Team is the chief operating decision maker as they determine the allocation of resources and assess performance.
The Executive Team evaluates the Group’s financial information and resources, and assesses the financial performance of these resources based on consolidated Revenue, Adjusted EBITDA and Adjusted EBITDA margin as further described below.
Adjusted EBITDA and Adjusted EBITDA Margin
The Executive Team assesses the financial performance of the Group’s sole segment by Revenues, Adjusted EBITDA and Adjusted EBITDA Margin. Adjusted EBITDA is defined as the consolidated profit from operations before financing and taxation for the applicable reporting period before depreciation of PP&E, amortization of right-of-use assets and intangible assets. It also excludes adjustments applied to subsidiaries operating hyperinflationary environments, other operating losses, impairment gain/loss on financial assets, other non-recurring costs and share-based payment non-cash charges. The Group defines Adjusted EBITDA Margin as the Adjusted EBITDA divided by Revenue.
The Group reconciles its Adjusted EBITDA and Adjusted EBITDA Margin to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2025	December 31, 2024	December 31, 2023
Profit for the year (i)		196,902	120,469	149,086
Income tax expense	12	31,752	30,550	29,428
Inflation adjustment	11	4,204	6,655	12,537
Finance income	11	(40,798)	(66,875)	(128,228)
Finance costs	11	27,855	49,701	116,834
Other operating loss		4,715	5,257	—
Impairment (gain) / loss on financial assets	16, 17	2,189	440	(3,136)
Depreciation and amortization	10	26,260	17,177	12,225
Other non-recurring costs (ii)		124	1,571	1,663
Share-based payment non-cash charges, net of forfeitures	13	24,136	23,780	11,922
Offering expenses (iii)		739	—	—
Adjusted EBITDA		278,078	188,725	202,331

Revenues	6	1,093,587	745,974	650,351
Adjusted EBITDA		278,078	188,725	202,331
Adjusted EBITDA Margin		25.4%	25.3%	31.1%
Profit Margin		18.0%	16.1%	22.9%
(i)Includes a net gain related to the effective portion of the change in the spot rate of the hedged foreign currency risk. For further information refer to Note 24. Derivative financial instruments.
(ii)Refers to costs not directly associated with our core business activities, including costs associated with addressing the allegations made by a short-seller report and certain class action proceedings and other legal and regulatory expenses (which include fees from counsel, global expert services and a forensic accounting advisory firm) in 2023, 2024 and 2025.
(iii)Corresponds to expenses incurred by dLocal in connection with an offering of its Class A common shares in 2025.
The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet. Disaggregated information is only reviewed at the revenue level with no corresponding detail at any margin or profitability levels.
As required by IFRS 8: Operating Segments, below are presented applicable entity-wide disclosures related to dLocal’s revenues.
Disaggregated Revenue by region
The Group derives its revenues from delivering services to international merchants (mainly in the United States, Europe, and China), enabling them to receive payments and facilitate payments in emerging markets. The Group has operations in more than 40 countries, where its merchant customers operate.
The following table presents the Group’s revenue by region based on the country in which the end users of our merchant customers executed their payments. This presentation does not imply that revenue is generated, sourced, or subject to taxation in the respective country. Revenue recognition is based on IFRS principles and reflects the contractual relationships between the Group, its merchants, and its operating companies. For financial reporting purposes, regions are disclosed separately only if payments from/to merchant customers in a given region represented at least 10% of Total Revenues during the preceding four quarters.

	2025	2024	2023
LatAm	874,140	562,183	492,681
Brazil	207,187	151,959	158,997
Mexico	183,036	149,249	116,835
Argentina	161,091	85,454	75,128
Other countries	322,826	175,521	141,721
Non-LatAm	219,447	183,791	157,670
Egypt	59,737	93,951	36,662
Other countries	159,710	89,840	121,008
Total	1,093,587	745,974	650,351
During the years ended December 31, 2025, 2024 and 2023, the Group had no revenues from customers domiciled in the Cayman Islands. The Group’s revenues are derived from payment processing services provided to merchants, regardless of the geographic location of their customers. As previously stated, dLocal does not engage with or provide services directly to the end-users of its merchants.
Revenue with large customers
During the year ended December 31, 2025, the Group’s revenue from its top 10 merchants represented 61% of its total revenue (62% and 60% of revenue in the years ended December 31, 2024 and 2023, respectively). In 2025 two merchants (one in 2024 and none in 2023) individually accounted for more than 10% of the Group’s total revenue.
Non-current assets by country
The Company does not have any non-current assets located in the Cayman Islands.
Material non-current assets are the Intangible Assets described in Note 20 to these Consolidated Financial Statements and are located in Malta.